USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1%
	ADVERTISING & MARKETING - 0.3%
75,000	Grandstand Ltd.(a)	$ 142,500

	AEROSPACE & DEFENSE - 25.1%
2,000	AeroVironment, Inc.(a)	330,140
160,975	BAE Systems plc	3,937,312
3,000	Boeing Company (The)(a)	649,410
7,000	Howmet Aerospace, Inc.	1,882,020
2,000	Lockheed Martin Corporation	1,018,920
4,000	Northrop Grumman Corporation	2,037,240
15,458	RTX Corporation	2,932,846
		12,787,888
	AUTOMOTIVE - 1.6%
2,000	Tesla, Inc.(a)	841,200

	BEVERAGES - 21.3%
35,000	Anheuser-Busch InBev S.A. - ADR(b)	2,884,000
15,000	Carlsberg A/S, Class B	1,964,738
2,500	Constellation Brands, Inc., Class A	347,725
24,500	Diageo plc - ADR	1,969,310
30,000	Heineken N.V.	2,521,411
16,500	Pernod Ricard S.A.	1,203,255
		10,890,439
	BIOTECH & PHARMA - 0.6%
500	Regeneron Pharmaceuticals, Inc.	311,770

	E-COMMERCE DISCRETIONARY - 3.2%
13,000	Alibaba Group Holding Ltd. - ADR	1,247,740
15,000	JD.com, Inc. - ADR	382,200
		1,629,940
	GAMING REITS - 2.5%
28,322	Gaming and Leisure Properties, Inc.	1,261,179

	LEISURE FACILITIES & SERVICES - 11.6%
10,000	DraftKings, Inc.(a)	252,600

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	LEISURE FACILITIES & SERVICES - 11.6% (Continued)
22,500	Evolution A.B. 144A(a)(c)	$ 1,543,681
5,000	Flutter Entertainment plc(a)	510,850
305,000	Galaxy Entertainment Group Ltd.	1,144,115
15,000	MGM Resorts International(a)	717,150
30,000	Penn Entertainment, Inc.(a)	640,800
300,000	Sands China Ltd.	499,182
474,600	Wynn Macau Ltd.	305,595
3,000	Wynn Resorts Ltd.	291,270
		5,905,243
	METALS & MINING - 3.7%
12,000	Core Natural Resources, Inc.	960,240
60,000	Hecla Mining Company	925,800
		1,886,040
	SEMICONDUCTORS - 4.2%
5,000	Marvell Technology, Inc.	1,489,450
65,000	POET Technologies, Inc.(a)(b)	668,200
		2,157,650
	SOFTWARE - 1.1%
30,000	Red Cat Holdings, Inc.(a)(b)	319,500
50,000	Sharplink Gaming, Inc.(a)	240,000
		559,500
	TECHNOLOGY HARDWARE - 0.6%
200,000	Nano Dimension Ltd. - ADR(a)(b)	290,000

	TOBACCO & CANNABIS - 20.3%
35,000	Altria Group, Inc.	2,518,250
53,000	British American Tobacco plc - ADR	3,273,280
300,000	Canopy Growth Corporation(a)(b)	285,000
480,000	Cronos Group, Inc.(a)	1,334,400
16,500	Philip Morris International, Inc.	2,985,015
		10,395,945

	TOTAL COMMON STOCKS (Cost $35,701,063)	49,059,294

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 9.0%
COLLATERAL FOR SECURITIES LOANED – 9.0%
4,590,689	First American Government Obligations Fund, Class X, 3.52%(d)(e) (Cost $4,590,689)	$ 4,590,689

	TOTAL INVESTMENTS - 105.1% (Cost $40,291,752)	$ 53,649,983
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(2,602,543)
	NET ASSETS - 100.0%	$ 51,047,440

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,374,485 at June 30, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $1,543,681 or 3.0% of net assets.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(e)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $4,590,689 at June 30, 2026.